Related Party Transactions and Balances (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 HKD ($)
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 5,592,183	$ 718,485	$ 16,799,151
Directors [Member]
Related Party Transactions and Balances [Line Items]
Salaries accrued				$ 230,000
Rosy Depot Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue		262,100
Research Centre Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	2,040,000
Logic Network Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	429,000	55,118	$ 634,500
Account payable				$ 71,500
Corpotech [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 120,000	$ 15,418
Class A Ordinary Shares [Member] | Rosy Depot Limited [Member]
Related Party Transactions and Balances [Line Items]
Interest hold (in Shares) | shares	1,600,000	1,600,000